Share-Based Payments - Summary of Change in BSA Outstanding Number (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	147,359	143,694
Balance at end of period	181,008	147,359	143,694
BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	147,359	143,694	196,480
Granted during the period	68,000	93,500	25,000
Forfeited during the period	24,902
Exercised during the period	9,359	89,835	77,786
Expired during the period	0	0	0
Balance at end of period	181,008	147,359	143,694